Income Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current:
Federal
State
Total
Deferred:
Additional deferred tax related to book tax differences
Valuation allowance
Total tax provision